INCOME TAX (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Jul. 31, 2025	Jul. 31, 2024
Deferred Tax Assets [Member]
Operating Loss Carryforwards [Line Items]
Rental income received in advance	$ 307,589	$ 180,818
Operating lease liabilities	6,652,796	7,005,732
Federal net operating loss carryforward	2,349,275	2,136,250
State net operating loss carryforward	1,090,007	954,564
Unbilled receivables
Property and equipment
Unrealized loss on marketable securities
Operating lease right-of-use assets
Other	25,333	28,636
Total	10,425,000	10,306,000
Deferred Tax Liabilities [Member]
Operating Loss Carryforwards [Line Items]
Rental income received in advance
Operating lease liabilities
Federal net operating loss carryforward
State net operating loss carryforward
Unbilled receivables	992,766	839,286
Property and equipment	6,057,908	5,569,384
Unrealized loss on marketable securities
Operating lease right-of-use assets	7,408,326	7,990,330
Other
Total	14,459,000	14,399,000
Net deferred tax liability	$ 4,034,000	$ 4,093,000